13. WARRANTS (Details-Warrant Activity) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]
Number of shares
Warrants outstanding, beginning balance	2,187,101	0	0
Granted		2,187,101
Exercised
Canceled or expired
Warrants outstanding, ending balance	2,187,101	2,187,101	0
Weighted Average Exercise Price Per Share
Warrants outstanding, beginning balance	$ 0.1
Granted		$ 0.10
Exercised
Canceled or expired
Warrants outstanding, ending balance	$ 0.1	$ 0.10